Nuveen Winslow Large-Cap Growth Fund
Nuveen Winslow Large-Cap Growth Fund
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 20 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 25 of the prospectus, in the appendix to this prospectus titled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries,” and “Purchase and Redemption of Fund Shares” on page S-59 of the Fund’s statement of additional information.
Shareholder Fees <br/> (fees paid directly from your investment)
Shareholder Fees - Nuveen Winslow Large-Cap Growth Fund - USD ($)		Class A	Class C	Class R3	Class R6	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	$ 15	$ 15	none	none	$ 15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Winslow Large-Cap Growth Fund		Class A	Class C	Class R3	Class R6	Class I
Management Fees		0.69%	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.24%	0.24%	0.24%	0.06%	0.24%
Total Annual Fund Operating Expenses		1.18%	1.93%	1.43%	0.75%	0.93%
Fee Waivers and/or Expense Reimbursements	[1]	(0.20%)	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.98%	1.73%	1.23%	0.55%	0.73%
[1]	The Fund's investment adviser has agreed to waive fees and/or reimburse expenses through July 31, 2020 so that the total annual operating expenses of the Fund (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.77% (1.25% after July 31, 2020) of the average daily net assets of any class of Fund shares. However, because Class R6 shares are not subject to sub-transfer agent and similar fees, the total annual operating expenses for the Class R6 shares will be less than the expense limitation. The expense limitation expiring July 31, 2020 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are at the lesser of Total Annual Fund Operating Expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Nuveen Winslow Large-Cap Growth Fund - USD ($)	Class A	Class C	Class R3	Class R6	Class I
1 Year	$ 669	$ 176	$ 125	$ 56	$ 75
3 Years	897	573	419	206	263
5 Years	1,156	1,010	749	383	482
10 Years	$ 1,896	$ 2,226	$ 1,684	$ 899	$ 1,112

Expense Example, No Redemption - Nuveen Winslow Large-Cap Growth Fund - USD ($)	Class A	Class C	Class R3	Class R6	Class I
1 Year	$ 669	$ 176	$ 125	$ 56	$ 75
3 Years	897	573	419	206	263
5 Years	1,156	1,010	749	383	482
10 Years	$ 1,896	$ 2,226	$ 1,684	$ 899	$ 1,112

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of U.S. companies with market capitalizations in excess of $4 billion at the time of purchase. The Fund may invest up to 20% of its net assets in non-U.S. equity securities.

The Fund’s sub-adviser employs a fundamental, bottom-up investment process that centers on identifying growth companies which exhibit some or all of the following characteristics:

                •        in an industry with growth potential;

                •        leads or gains market share;

                •        has identifiable and sustainable competitive advantages;

                •        is managed by a team that can perpetuate the company’s competitive advantages;

                •        high, and preferably rising, return on invested capital;

                •        deploys excess cash flow to enhance shareholder returns; and

                •        demonstrates sound corporate governance.

In order to identify investment candidates for the Fund, the sub-adviser begins by using a quantitative screen of the companies in the Russell 1000® Index with market capitalizations typically exceeding $4 billion, complemented with suitable companies that are not in the Index. The companies that pass this screen are then qualitatively assessed in the context of their respective industry. The sub-adviser then determines which companies with potential for above-average future earnings growth fit its portfolio construction parameters in light of the companies’ valuations.

The sub-adviser’s sell discipline utilizes the same fundamental research process in order to control risk and protect capital. Under normal market conditions, the sub-adviser employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, or the position exceeds limits set by the sub-adviser.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Active Management Risk—The Fund’s sub-adviser actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund’s sub-adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Currency Risk—Changes in currency exchange rates will affect the value of non-U.S. dollar denominated securities, the value of dividends and interest earned from such securities, and gains and losses realized on the sale of such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund’s portfolio.

Cybersecurity Risk—Cybersecurity risk is the risk of an unauthorized breach and access to Fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, its investment adviser or sub-adviser, custodian, transfer agent, distributor or other service provider or a financial intermediary to suffer a data breach, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders. Additionally, a cybersecurity breach could affect the issuers in which the Fund invests, which may cause the Fund’s investments to lose value.

Equity Security Risk—Equity securities in the Fund’s portfolio may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Fund may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such sectors or industries.

Growth Stock Risk—Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Large-Cap Stock Risk—Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor.

Non-U.S. Investment Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	Class A year-to-date total return as of September 30, 2018 was 23.05%. The performance of the other share classes will differ due to their different expense structures.

During the eight-year period ended December 31, 2017, the Fund’s highest and lowest quarterly returns were 17.22% and -15.49%, respectively, for the quarters ended March 31, 2012 and September 30, 2011.
The table below shows the variability of the Fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.
Average Annual Total Returns<br/> for the Periods Ended <br/>December 31, 2017
Average Annual Total Returns - Nuveen Winslow Large-Cap Growth Fund		Inception Date	1 Year	5 Years	Since Inception
Class A		May 15, 2009	24.94%	14.23%	14.85%
Class A | (return after taxes on distributions)		May 15, 2009	19.81%	10.94%	12.90%
Class A | (return after taxes on distributions and sale of Fund shares)		May 15, 2009	17.64%	10.87%	12.08%
Class A | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]				17.45%
Class A | Lipper Large-Cap Growth Funds Category Average (reflects no deduction for taxes or sales loads)	[2]				15.82%
Class C		May 15, 2009	31.57%	14.73%	14.78%
Class C | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]				17.45%
Class C | Lipper Large-Cap Growth Funds Category Average (reflects no deduction for taxes or sales loads)	[2]				15.82%
Class R3		May 15, 2009	32.17%	15.29%	15.35%
Class R3 | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]				17.45%
Class R3 | Lipper Large-Cap Growth Funds Category Average (reflects no deduction for taxes or sales loads)	[2]				15.82%
Class R6		Mar. 25, 2013	33.11%		15.16%
Class R6 | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]				16.33%
Class R6 | Lipper Large-Cap Growth Funds Category Average (reflects no deduction for taxes or sales loads)	[2]				14.87%
Class I		May 15, 2009	32.84%	15.87%	15.93%
Class I | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]				17.45%
Class I | Lipper Large-Cap Growth Funds Category Average (reflects no deduction for taxes or sales loads)	[2]				15.82%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]		30.21%	17.33%
Lipper Large-Cap Growth Funds Category Average (reflects no deduction for taxes or sales loads)	[2]		29.58%	15.69%
[1]	An index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
[2]	Represents the average annualized returns for all reporting funds in the Lipper Large-Cap Growth Funds Category.